Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 27, 2012
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Sep 28, 2012

CURRENCY STRATEGIES PORTFOLIO
Currency Strategies Portfolio
Investment goal
This portfolio seeks to provide total return.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CURRENCY STRATEGIES PORTFOLIO		Class I	Class P
Management fee		0.65%	0.65%
Service fee		0.20%	none
Other expenses	[1]	0.04%	0.04%
Total annual operating expenses		0.89%	0.69%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

Examples
The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example CURRENCY STRATEGIES PORTFOLIO (USD $)	Class I	Class P
1 year	91	70
3 years	284	221

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies
Under normal market conditions, this portfolio principally invests in derivatives and high quality debt securities to establish exposures to global currencies. “Currency Strategies” in the portfolio’s name refers to the portfolio’s strategies to provide exposures to global currencies, which may include the U.S. dollar and currencies of other developed countries and emerging market countries, to seek to provide total return based on the manager’s outlook for such currencies. The manager will primarily implement these currency strategies using non-deliverable forward foreign currency contracts (NDFs), a type of derivative.

The manager seeks to gain positive exposures to currencies that it believes are undervalued and negative exposure to currencies that it believes are overvalued. Such exposures are obtained primarily using NDFs. Generally, positive exposure means having a long position in a specific currency and negative exposure indicates a short position in a specific currency. The portfolio typically gains when currencies in which the portfolio has long positions appreciate relative to the currencies in which the portfolio has short positions. The portfolio incurs a loss when currencies in which it has short positions appreciate relative to the currencies in which the portfolio has long positions. In analyzing a potential investment opportunity and the desired amount of exposure, the manager will consider the economic and investment outlook for the opportunity and the degree of risk the portfolio may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for the portfolio. The manager may also consider quantitative factors to decide whether to increase or decrease currency exposures.

The manager will make extensive use of NDFs in order to gain or increase exposure to various currencies (whether long or short positions) and to hedge against foreign currency fluctuations. The manager also uses currency options as another way of gaining exposure to currency exchange rates. The manager uses these derivatives in a way that typically has a leveraging effect on the portfolio’s exposure to specific investment opportunities. Such exposure may be several times the value of the portfolio’s assets. As such, the portfolio’s use of leverage may result in greater price volatility for the portfolio than if leverage had not been used.

The portfolio may invest in cash deposits and short-term high quality U.S. and non-U.S. government debt securities for short-term investment, cash management purposes and to maintain asset coverage requirements for the portfolio’s derivative positions. Foreign currency exposure resulting from investments in foreign debt securities may be hedged back to U.S. dollars if the manager is not seeking to gain exposure to the foreign currency.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The portfolio’s strategy involves the use of leverage, and the portfolio’s performance may from time to time be more volatile than many other portfolios. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a “non-diversified” portfolio.
Principal risks
As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the portfolio may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the portfolio losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio’s principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The portfolio is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate portfolio holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (foreign forward currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
CURRENCY STRATEGIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Currency Strategies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, this portfolio principally invests in derivatives and high quality debt securities to establish exposures to global currencies. “Currency Strategies” in the portfolio’s name refers to the portfolio’s strategies to provide exposures to global currencies, which may include the U.S. dollar and currencies of other developed countries and emerging market countries, to seek to provide total return based on the manager’s outlook for such currencies. The manager will primarily implement these currency strategies using non-deliverable forward foreign currency contracts (NDFs), a type of derivative.

The manager seeks to gain positive exposures to currencies that it believes are undervalued and negative exposure to currencies that it believes are overvalued. Such exposures are obtained primarily using NDFs. Generally, positive exposure means having a long position in a specific currency and negative exposure indicates a short position in a specific currency. The portfolio typically gains when currencies in which the portfolio has long positions appreciate relative to the currencies in which the portfolio has short positions. The portfolio incurs a loss when currencies in which it has short positions appreciate relative to the currencies in which the portfolio has long positions. In analyzing a potential investment opportunity and the desired amount of exposure, the manager will consider the economic and investment outlook for the opportunity and the degree of risk the portfolio may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for the portfolio. The manager may also consider quantitative factors to decide whether to increase or decrease currency exposures.

The manager will make extensive use of NDFs in order to gain or increase exposure to various currencies (whether long or short positions) and to hedge against foreign currency fluctuations. The manager also uses currency options as another way of gaining exposure to currency exchange rates. The manager uses these derivatives in a way that typically has a leveraging effect on the portfolio’s exposure to specific investment opportunities. Such exposure may be several times the value of the portfolio’s assets. As such, the portfolio’s use of leverage may result in greater price volatility for the portfolio than if leverage had not been used.

The portfolio may invest in cash deposits and short-term high quality U.S. and non-U.S. government debt securities for short-term investment, cash management purposes and to maintain asset coverage requirements for the portfolio’s derivative positions. Foreign currency exposure resulting from investments in foreign debt securities may be hedged back to U.S. dollars if the manager is not seeking to gain exposure to the foreign currency.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The portfolio’s strategy involves the use of leverage, and the portfolio’s performance may from time to time be more volatile than many other portfolios. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a “non-diversified” portfolio.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the portfolio may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the portfolio losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio’s principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The portfolio is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate portfolio holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (foreign forward currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance.
CURRENCY STRATEGIES PORTFOLIO | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
CURRENCY STRATEGIES PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

GLOBAL ABSOLUTE RETURN PORTFOLIO
Global Absolute Return Portfolio
Investment goal
This portfolio seeks to provide total return.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL ABSOLUTE RETURN PORTFOLIO		CLASS I	CLASS P
Management fee		0.80%	0.80%
Service fee		0.20%	none
Other expenses	[1]	0.51%	0.51%
Total annual operating expenses		1.51%	1.31%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

Examples
The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example GLOBAL ABSOLUTE RETURN PORTFOLIO (USD $)	CLASS I	CLASS P
1 year	154	133
3 years	477	415

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies
This portfolio invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. The manager typically seeks to establish such investment exposures to individual countries based on its view of the investment merits of a country. The portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The portfolio’s long and short investments are primarily government (sovereign) exposures, including sovereign debt, currencies, and investments relating to interest rates. The portfolio may also invest in corporate debt of both foreign and domestic issuers, including banks. The portfolio may invest a significant portion of its assets in a single country, a small number of countries, or a particular geographic region, and typically a portion will be invested in emerging market countries. The portfolio normally invests at least 40% of its net assets in foreign investments.

In seeking its investment goal, the portfolio may invest in fixed income securities of any credit quality, including securities that are non-investment grade (high yield/high risk, sometimes called “junk bonds”), and a wide variety of derivative instruments. The portfolio expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency contracts; futures on securities, indexes, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the portfolio. The manager generally will make extensive use of derivatives to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks and as a substitute for direct investment in any security or instrument in which the portfolio may invest. Duration management is part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates. The shorter a portfolio’s duration, the less sensitive it is to changes in interest rates.

The manager may use derivatives that have a leveraging effect to increase the portfolio’s exposure to specific investment opportunities. Such exposure may be several times the value of the portfolio’s assets. As such, the portfolio’s use of leverage may result in greater price volatility for the portfolio than if leverage had not been used. The portfolio may also engage in repurchase agreements and short sales. The portfolio typically has significant exposure to foreign investments and derivatives.

The portfolio employs an absolute return investment approach, which seeks to produce positive returns over a complete market cycle. However, the portfolio may experience negative returns over both shorter and longer-term time horizons.

The manager utilizes top-down economic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. The manager seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies through an analysis of global economies, markets, political conditions and other factors. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The portfolio’s strategy involves the use of leverage, and the portfolio’s performance may from time to time be more volatile than many other portfolios. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a “non-diversified” portfolio.
Principal risks
As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the portfolio may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the portfolio losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio’s principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The portfolio is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate portfolio holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (foreign forward currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.
  Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
GLOBAL ABSOLUTE RETURN PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Absolute Return Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This portfolio invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. The manager typically seeks to establish such investment exposures to individual countries based on its view of the investment merits of a country. The portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The portfolio’s long and short investments are primarily government (sovereign) exposures, including sovereign debt, currencies, and investments relating to interest rates. The portfolio may also invest in corporate debt of both foreign and domestic issuers, including banks. The portfolio may invest a significant portion of its assets in a single country, a small number of countries, or a particular geographic region, and typically a portion will be invested in emerging market countries. The portfolio normally invests at least 40% of its net assets in foreign investments.

In seeking its investment goal, the portfolio may invest in fixed income securities of any credit quality, including securities that are non-investment grade (high yield/high risk, sometimes called “junk bonds”), and a wide variety of derivative instruments. The portfolio expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency contracts; futures on securities, indexes, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the portfolio. The manager generally will make extensive use of derivatives to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks and as a substitute for direct investment in any security or instrument in which the portfolio may invest. Duration management is part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates. The shorter a portfolio’s duration, the less sensitive it is to changes in interest rates.

The manager may use derivatives that have a leveraging effect to increase the portfolio’s exposure to specific investment opportunities. Such exposure may be several times the value of the portfolio’s assets. As such, the portfolio’s use of leverage may result in greater price volatility for the portfolio than if leverage had not been used. The portfolio may also engage in repurchase agreements and short sales. The portfolio typically has significant exposure to foreign investments and derivatives.

The portfolio employs an absolute return investment approach, which seeks to produce positive returns over a complete market cycle. However, the portfolio may experience negative returns over both shorter and longer-term time horizons.

The manager utilizes top-down economic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. The manager seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies through an analysis of global economies, markets, political conditions and other factors. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The portfolio’s strategy involves the use of leverage, and the portfolio’s performance may from time to time be more volatile than many other portfolios. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a “non-diversified” portfolio.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the portfolio may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the portfolio losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio’s principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The portfolio is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate portfolio holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Short Exposure Risk: When a portfolio takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (foreign forward currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the portfolio to leverage risk.
  Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance.
GLOBAL ABSOLUTE RETURN PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.51%
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	477
GLOBAL ABSOLUTE RETURN PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	415

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

PRECIOUS METALS PORTFOLIO
Precious Metals Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRECIOUS METALS PORTFOLIO		Class I	Class P
Management fee		0.68%	0.68%
Service fee		0.20%	none
Other expenses	[1]	0.06%	0.06%
Total annual operating expenses		0.94%	0.74%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

Examples
The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio's annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example PRECIOUS METALS PORTFOLIO (USD $)	Class I	Class P
1 year	96	76
3 years	300	237

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio's performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies
Under normal circumstances, this portfolio invests at least 80% of its assets in investments related to precious metals. The portfolio emphasizes investments (typically equity securities) in U.S. and foreign companies that are engaged in or derive significant revenue (i.e., at least 50% of their revenue) from the exploration, mining, development, production or distribution of gold, silver, platinum, or other precious metals, with a primary focus on those investments related to gold. The portfolio typically invests a significant amount of its assets in companies that are engaged in or derive significant revenue from such gold-related activities, but it may from time to time emphasize companies engaged in or that derive significant revenue from activities related to other precious metals. The portfolio may also invest in small-, mid- and large-capitalization companies. The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The portfolio may invest any amount of its assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar instruments, and may invest up to 40% of its assets in emerging market countries. The portfolio's foreign securities are typically denominated in non-U.S. currencies. The portfolio may invest up to 25% of its assets in debt securities of U.S. and foreign companies that are engaged in or derive significant revenue from activities related to precious metals.

When selecting securities for investment, the manager takes a disciplined approach to risk management through top-down analysis and bottom-up stock selection. In the top-down analysis, the manager considers factors such as geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold and other precious metals, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, the manager looks for companies that are positioned to improve their relative value over time. The manager may sell a holding when it changes its country or industry and sector views, the valuation target or investment objective is reached for that position, there is deterioration in the underlying fundamentals of the business or a change of significance in the price of the issuer, or the manager identifies a more attractive investment opportunity.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The performance of the portfolio is also generally expected to have a higher correlation to the price of gold over long-term periods, although the actual performance of the portfolio may not be correlated with the price of gold over short- or long-term periods, including if the portfolio has sizable non-gold-related holdings. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a "non-diversified" portfolio.
Principal risks
As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets,  and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Government Regulation Risk: Certain market sectors or industries are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the portfolio has a policy to concentrate its investments in investments related to precious metals, the portfolio may perform poorly during a downturn in those industries.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Precious Metals Risk: Companies engaged in precious metals-related activities may be adversely affected by drops in the prices of the precious metals themselves, and the prices of precious metals can be volatile. Focusing investments in precious metals-related companies and investments makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting precious metals-related companies and investments, and the impact may be disproportionate to the broader market. Fluctuations in the price of precious metals may affect the profitability of companies in these industries, however, changes in the value of companies engaged in a precious metals-related business may not directly correlate with changes in the value of the related precious metal.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
PRECIOUS METALS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Precious Metals Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio's performance. This portfolio is new and does not yet have a turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of Pacific Select Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio's annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this portfolio invests at least 80% of its assets in investments related to precious metals. The portfolio emphasizes investments (typically equity securities) in U.S. and foreign companies that are engaged in or derive significant revenue (i.e., at least 50% of their revenue) from the exploration, mining, development, production or distribution of gold, silver, platinum, or other precious metals, with a primary focus on those investments related to gold. The portfolio typically invests a significant amount of its assets in companies that are engaged in or derive significant revenue from such gold-related activities, but it may from time to time emphasize companies engaged in or that derive significant revenue from activities related to other precious metals. The portfolio may also invest in small-, mid- and large-capitalization companies. The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The portfolio may invest any amount of its assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar instruments, and may invest up to 40% of its assets in emerging market countries. The portfolio's foreign securities are typically denominated in non-U.S. currencies. The portfolio may invest up to 25% of its assets in debt securities of U.S. and foreign companies that are engaged in or derive significant revenue from activities related to precious metals.

When selecting securities for investment, the manager takes a disciplined approach to risk management through top-down analysis and bottom-up stock selection. In the top-down analysis, the manager considers factors such as geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold and other precious metals, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, the manager looks for companies that are positioned to improve their relative value over time. The manager may sell a holding when it changes its country or industry and sector views, the valuation target or investment objective is reached for that position, there is deterioration in the underlying fundamentals of the business or a change of significance in the price of the issuer, or the manager identifies a more attractive investment opportunity.

The performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. The performance of the portfolio is also generally expected to have a higher correlation to the price of gold over long-term periods, although the actual performance of the portfolio may not be correlated with the price of gold over short- or long-term periods, including if the portfolio has sizable non-gold-related holdings. The portfolio is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The portfolio is a "non-diversified" portfolio.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the portfolio is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the portfolio may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the portfolio’s performance is correlated with those traditional investments, any intended diversification effect of including this portfolio as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the portfolio.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets,  and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Government Regulation Risk: Certain market sectors or industries are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the portfolio has a policy to concentrate its investments in investments related to precious metals, the portfolio may perform poorly during a downturn in those industries.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Precious Metals Risk: Companies engaged in precious metals-related activities may be adversely affected by drops in the prices of the precious metals themselves, and the prices of precious metals can be volatile. Focusing investments in precious metals-related companies and investments makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting precious metals-related companies and investments, and the impact may be disproportionate to the broader market. Fluctuations in the price of precious metals may affect the profitability of companies in these industries, however, changes in the value of companies engaged in a precious metals-related business may not directly correlate with changes in the value of the related precious metal.
  Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a portfolio significantly.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance.
PRECIOUS METALS PORTFOLIO | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
PRECIOUS METALS PORTFOLIO | Class P
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012